Accounts Receivable, Accounts Payable and Accrued Liabilities (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable Accounts Payable And Accrued Liabilities [Abstract]
Cash overdrafts	$ 6.0	$ 15.5